Q2 2024 Product Sales year-on-year analysis (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Product sales
Product Sales	$ 12,452	[1]	$ 10,882	$ 24,629	$ 21,448
Actual %, year-on-year	14.00%			15.00%
CER %, year-on-year	18.00%			18.00%
US
Product sales
Product Sales	$ 5,234			$ 10,061
Actual %, year-on-year	16.00%			17.00%
Emerging Markets
Product sales
Product Sales	$ 3,349			$ 7,051
Actual %, year-on-year	15.00%			16.00%
CER %, year-on-year	25.00%			26.00%
Europe
Product sales
Product Sales	$ 2,631			$ 5,134
Actual %, year-on-year	23.00%			21.00%
CER %, year-on-year	23.00%			19.00%
Established ROW
Product sales
Product Sales	$ 1,238			$ 2,383
Actual %, year-on-year	(5.00%)			(6.00%)
CER %, year-on-year	5.00%			3.00%
Total Oncology
Product sales
Product Sales	$ 4,976			$ 9,737
Actual %, year-on-year	14.00%			17.00%
CER %, year-on-year	18.00%			21.00%
Total Oncology | US
Product sales
Product Sales	$ 2,302			$ 4,387
Actual %, year-on-year	17.00%			20.00%
Total Oncology | Emerging Markets
Product sales
Product Sales	$ 1,098			$ 2,300
Actual %, year-on-year	11.00%			18.00%
CER %, year-on-year	22.00%			28.00%
Total Oncology | Europe
Product sales
Product Sales	$ 1,015			$ 1,967
Actual %, year-on-year	24.00%			25.00%
CER %, year-on-year	24.00%			23.00%
Total Oncology | Established ROW
Product sales
Product Sales	$ 561			$ 1,083
Actual %, year-on-year	(9.00%)			(2.00%)
CER %, year-on-year	2.00%			8.00%
Tagrisso
Product sales
Product Sales	$ 1,608			$ 3,203
Actual %, year-on-year	8.00%			10.00%
CER %, year-on-year	12.00%			13.00%
Tagrisso | US
Product sales
Product Sales	$ 658			$ 1,282
Actual %, year-on-year	13.00%			16.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 432			$ 919
Actual %, year-on-year	6.00%			8.00%
CER %, year-on-year	15.00%			16.00%
Tagrisso | Europe
Product sales
Product Sales	$ 327			$ 628
Actual %, year-on-year	15.00%			16.00%
CER %, year-on-year	15.00%			15.00%
Tagrisso | Established ROW
Product sales
Product Sales	$ 191			$ 374
Actual %, year-on-year	(12.00%)			(11.00%)
CER %, year-on-year	(1.00%)			(2.00%)
Imfinzi
Product sales
Product Sales	$ 1,147			$ 2,259
Actual %, year-on-year	13.00%			20.00%
CER %, year-on-year	18.00%			25.00%
Imfinzi | US
Product sales
Product Sales	$ 620			$ 1,202
Actual %, year-on-year	15.00%			17.00%
Imfinzi | Emerging Markets
Product sales
Product Sales	$ 117			$ 245
Actual %, year-on-year	16.00%			35.00%
CER %, year-on-year	39.00%			58.00%
Imfinzi | Europe
Product sales
Product Sales	$ 227			$ 459
Actual %, year-on-year	33.00%			38.00%
CER %, year-on-year	33.00%			36.00%
Imfinzi | Established ROW
Product sales
Product Sales	$ 183			$ 353
Actual %, year-on-year	(9.00%)			7.00%
CER %, year-on-year	3.00%			19.00%
Lynparza
Product sales
Product Sales	$ 744			$ 1,450
Actual %, year-on-year	4.00%			6.00%
CER %, year-on-year	7.00%			9.00%
Lynparza | US
Product sales
Product Sales	$ 319			$ 607
Actual %, year-on-year	3.00%			5.00%
Lynparza | Emerging Markets
Product sales
Product Sales	$ 153			$ 320
Actual %, year-on-year	8.00%			15.00%
CER %, year-on-year	18.00%			26.00%
Lynparza | Europe
Product sales
Product Sales	$ 206			$ 398
Actual %, year-on-year	10.00%			9.00%
CER %, year-on-year	11.00%			8.00%
Lynparza | Established ROW
Product sales
Product Sales	$ 66			$ 125
Actual %, year-on-year	(15.00%)			(14.00%)
CER %, year-on-year	(6.00%)			(6.00%)
Calquence
Product sales
Product Sales	$ 790			$ 1,508
Actual %, year-on-year	21.00%			27.00%
CER %, year-on-year	22.00%			28.00%
Calquence | US
Product sales
Product Sales	$ 554			$ 1,048
Actual %, year-on-year	14.00%			21.00%
Calquence | Emerging Markets
Product sales
Product Sales	$ 36			$ 75
Actual %, year-on-year	51.00%			82.00%
CER %, year-on-year	72.00%
Calquence | Europe
Product sales
Product Sales	$ 167			$ 320
Actual %, year-on-year	42.00%			42.00%
CER %, year-on-year	43.00%			41.00%
Calquence | Established ROW
Product sales
Product Sales	$ 33			$ 65
Actual %, year-on-year	20.00%			30.00%
CER %, year-on-year	23.00%			34.00%
Enhertu
Product sales
Product Sales	$ 127			$ 249
Actual %, year-on-year	89.00%
CER %, year-on-year	99.00%
Enhertu | Emerging Markets
Product sales
Product Sales	$ 77			161
Actual %, year-on-year	60.00%
CER %, year-on-year	72.00%
Enhertu | Europe
Product sales
Product Sales	$ 31			57
Enhertu | Established ROW
Product sales
Product Sales	19			31
Orpathys
Product sales
Product Sales	$ 12			$ 25
Actual %, year-on-year	(7.00%)			14.00%
CER %, year-on-year	(3.00%)			19.00%
Orpathys | Emerging Markets
Product sales
Product Sales	$ 12			$ 25
Actual %, year-on-year	(7.00%)			14.00%
CER %, year-on-year	(3.00%)			19.00%
Truqap
Product sales
Product Sales	$ 92			$ 142
Truqap | US
Product sales
Product Sales	91			141
Truqap | Established ROW
Product sales
Product Sales	1			1
Zoladex
Product sales
Product Sales	$ 273			$ 549
Actual %, year-on-year	17.00%			19.00%
CER %, year-on-year	25.00%			27.00%
Zoladex | US
Product sales
Product Sales	$ 5			$ 8
Actual %, year-on-year	29.00%			20.00%
Zoladex | Emerging Markets
Product sales
Product Sales	$ 201			$ 415
Actual %, year-on-year	17.00%			22.00%
CER %, year-on-year	28.00%			31.00%
Zoladex | Europe
Product sales
Product Sales	$ 42			$ 77
Actual %, year-on-year	23.00%			16.00%
CER %, year-on-year	21.00%			14.00%
Zoladex | Established ROW
Product sales
Product Sales	$ 25			$ 49
Actual %, year-on-year	6.00%			2.00%
CER %, year-on-year	17.00%			12.00%
Oncology, Others
Product sales
Product Sales	$ 109			$ 216
Actual %, year-on-year	(17.00%)			(21.00%)
CER %, year-on-year	(11.00%)			(15.00%)
Oncology, Others | US
Product sales
Product Sales	$ 6			$ 11
Actual %, year-on-year	24.00%			6.00%
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 66			$ 133
Actual %, year-on-year	(16.00%)			(21.00%)
CER %, year-on-year	(10.00%)			(15.00%)
Oncology, Others | Europe
Product sales
Product Sales	$ 7			$ 12
Actual %, year-on-year	(11.00%)			(36.00%)
CER %, year-on-year	(10.00%)			(36.00%)
Oncology, Others | Established ROW
Product sales
Product Sales	$ 30			$ 60
Actual %, year-on-year	(26.00%)			(21.00%)
CER %, year-on-year	(16.00%)			(12.00%)
BioPharmaceuticals: total CVRM
Product sales
Product Sales	$ 3,153			$ 6,164
Actual %, year-on-year	18.00%			18.00%
CER %, year-on-year	22.00%			22.00%
BioPharmaceuticals: total CVRM | US
Product sales
Product Sales	$ 735			$ 1,483
Actual %, year-on-year	11.00%			16.00%
BioPharmaceuticals: total CVRM | Emerging Markets
Product sales
Product Sales	$ 1,384			$ 2,749
Actual %, year-on-year	17.00%			17.00%
CER %, year-on-year	24.00%			24.00%
BioPharmaceuticals: total CVRM | Europe
Product sales
Product Sales	$ 843			$ 1,559
Actual %, year-on-year	38.00%			33.00%
CER %, year-on-year	38.00%			32.00%
BioPharmaceuticals: total CVRM | Established ROW
Product sales
Product Sales	$ 191			$ 373
Actual %, year-on-year	(14.00%)			(8.00%)
CER %, year-on-year	(3.00%)			2.00%
Farxiga
Product sales
Product Sales	$ 1,940			$ 3,785
Actual %, year-on-year	29.00%			35.00%
CER %, year-on-year	32.00%			38.00%
Farxiga | US
Product sales
Product Sales	$ 394			$ 867
Actual %, year-on-year	16.00%			37.00%
Farxiga | Emerging Markets
Product sales
Product Sales	$ 763			$ 1,474
Actual %, year-on-year	32.00%			37.00%
CER %, year-on-year	39.00%			44.00%
Farxiga | Europe
Product sales
Product Sales	$ 680			$ 1,233
Actual %, year-on-year	49.00%			45.00%
CER %, year-on-year	49.00%			44.00%
Farxiga | Established ROW
Product sales
Product Sales	$ 103			$ 211
Actual %, year-on-year	(23.00%)			(15.00%)
CER %, year-on-year	(14.00%)			(5.00%)
Brilinta
Product sales
Product Sales	$ 342			$ 665
Actual %, year-on-year	3.00%
CER %, year-on-year	5.00%			2.00%
Brilinta | US
Product sales
Product Sales	$ 191			$ 354
Actual %, year-on-year	7.00%			(1.00%)
Brilinta | Emerging Markets
Product sales
Product Sales	$ 78			$ 166
Actual %, year-on-year	(1.00%)			4.00%
CER %, year-on-year	6.00%			14.00%
Brilinta | Europe
Product sales
Product Sales	$ 69			$ 136
Actual %, year-on-year	1.00%
CER %, year-on-year	1.00%			(1.00%)
Brilinta | Established ROW
Product sales
Product Sales	$ 4			$ 9
Actual %, year-on-year	(38.00%)			(26.00%)
CER %, year-on-year	(23.00%)			(19.00%)
Lokelma
Product sales
Product Sales	$ 136			$ 249
Actual %, year-on-year	36.00%			26.00%
CER %, year-on-year	41.00%			30.00%
Lokelma | US
Product sales
Product Sales	$ 64			$ 115
Actual %, year-on-year	29.00%			10.00%
Lokelma | Emerging Markets
Product sales
Product Sales	$ 21			$ 42
Actual %, year-on-year	68.00%			75.00%
CER %, year-on-year	78.00%			83.00%
Lokelma | Europe
Product sales
Product Sales	$ 23			$ 41
Actual %, year-on-year	63.00%			62.00%
CER %, year-on-year	64.00%			61.00%
Lokelma | Established ROW
Product sales
Product Sales	$ 28			$ 51
Actual %, year-on-year	16.00%			16.00%
CER %, year-on-year	33.00%			31.00%
roxadustat
Product sales
Product Sales	$ 88			$ 163
Actual %, year-on-year	20.00%			22.00%
CER %, year-on-year	26.00%			27.00%
roxadustat | Emerging Markets
Product sales
Product Sales	$ 88			$ 163
Actual %, year-on-year	20.00%			22.00%
CER %, year-on-year	26.00%			27.00%
Crestor.
Product sales
Product Sales	$ 292			$ 589
Actual %, year-on-year	4.00%			1.00%
CER %, year-on-year	11.00%			6.00%
Crestor. | US
Product sales
Product Sales	$ 12			$ 22
Actual %, year-on-year	(2.00%)			(18.00%)
Crestor. | Emerging Markets
Product sales
Product Sales	$ 234			$ 475
Actual %, year-on-year	8.00%			4.00%
CER %, year-on-year	14.00%			9.00%
Crestor. | Europe
Product sales
Product Sales	$ 10			$ 22
Actual %, year-on-year	(34.00%)			(30.00%)
CER %, year-on-year	(32.00%)			(29.00%)
Crestor. | Established ROW
Product sales
Product Sales	$ 36			$ 70
Actual %, year-on-year	3.00%			3.00%
CER %, year-on-year	15.00%			13.00%
Seloken/Toprol-XL
Product sales
Product Sales	$ 150			$ 315
Actual %, year-on-year	(8.00%)			(8.00%)
CER %, year-on-year				(1.00%)
Seloken/Toprol-XL | Emerging Markets
Product sales
Product Sales	$ 146			$ 307
Actual %, year-on-year	(8.00%)			(8.00%)
CER %, year-on-year				(1.00%)
Seloken/Toprol-XL | Europe
Product sales
Product Sales	$ 3			$ 6
Actual %, year-on-year	46.00%			4.00%
CER %, year-on-year	53.00%			7.00%
Seloken/Toprol-XL | Established ROW
Product sales
Product Sales	$ 1			$ 2
Actual %, year-on-year	(40.00%)			(39.00%)
CER %, year-on-year	(38.00%)			(37.00%)
CVRM, Others
Product sales
Product Sales	$ 130			$ 272
Actual %, year-on-year	(26.00%)			(30.00%)
CER %, year-on-year	(24.00%)			(28.00%)
CVRM, Others | US
Product sales
Product Sales	$ 36			$ 62
Actual %, year-on-year	(45.00%)			(50.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 53			$ 120
Actual %, year-on-year	(19.00%)			(27.00%)
CER %, year-on-year	(14.00%)			(22.00%)
CVRM, Others | Europe
Product sales
Product Sales	$ 36			$ 81
Actual %, year-on-year	(9.00%)			(10.00%)
CER %, year-on-year	(8.00%)			(10.00%)
CVRM, Others | Established ROW
Product sales
Product Sales	$ 5			$ 9
Actual %, year-on-year	(14.00%)			(7.00%)
CER %, year-on-year	(12.00%)			(5.00%)
BioPharmaceuticals: total Respiratory & Immunology
Product sales
Product Sales	$ 1,797			$ 3,601
Actual %, year-on-year	21.00%			17.00%
CER %, year-on-year	24.00%			20.00%
BioPharmaceuticals: total Respiratory & Immunology | US
Product sales
Product Sales	$ 830			$ 1,567
Actual %, year-on-year	23.00%			21.00%
BioPharmaceuticals: total Respiratory & Immunology | Emerging Markets
Product sales
Product Sales	$ 444			$ 1,032
Actual %, year-on-year	23.00%			16.00%
CER %, year-on-year	34.00%			23.00%
BioPharmaceuticals: total Respiratory & Immunology | Europe
Product sales
Product Sales	$ 350			$ 680
Actual %, year-on-year	21.00%			17.00%
CER %, year-on-year	21.00%			16.00%
BioPharmaceuticals: total Respiratory & Immunology | Established ROW
Product sales
Product Sales	$ 173			$ 322
Actual %, year-on-year	8.00%			7.00%
CER %, year-on-year	14.00%			12.00%
Symbicort
Product sales
Product Sales	$ 722			$ 1,491
Actual %, year-on-year	20.00%			16.00%
CER %, year-on-year	25.00%			19.00%
Symbicort | US
Product sales
Product Sales	$ 299			$ 598
Actual %, year-on-year	49.00%			38.00%
Symbicort | Emerging Markets
Product sales
Product Sales	$ 197			$ 450
Actual %, year-on-year	12.00%			11.00%
CER %, year-on-year	25.00%			21.00%
Symbicort | Europe
Product sales
Product Sales	$ 143			$ 286
Actual %, year-on-year	4.00%
CER %, year-on-year	5.00%			(1.00%)
Symbicort | Established ROW
Product sales
Product Sales	$ 83			$ 157
Actual %, year-on-year	(4.00%)			(4.00%)
CER %, year-on-year	(1.00%)			(2.00%)
Fasenra
Product sales
Product Sales	$ 423			$ 781
Actual %, year-on-year	4.00%			5.00%
CER %, year-on-year	5.00%			6.00%
Fasenra | US
Product sales
Product Sales	$ 268			$ 478
Actual %, year-on-year				2.00%
Fasenra | Emerging Markets
Product sales
Product Sales	$ 19			$ 41
Actual %, year-on-year	33.00%			45.00%
CER %, year-on-year	46.00%			53.00%
Fasenra | Europe
Product sales
Product Sales	$ 99			$ 192
Actual %, year-on-year	11.00%			9.00%
CER %, year-on-year	11.00%			8.00%
Fasenra | Established ROW
Product sales
Product Sales	$ 37			$ 70
Actual %, year-on-year	3.00%			(2.00%)
CER %, year-on-year	11.00%			6.00%
Breztri
Product sales
Product Sales	$ 235			$ 454
Actual %, year-on-year	44.00%			48.00%
CER %, year-on-year	47.00%			51.00%
Breztri | US
Product sales
Product Sales	$ 120			$ 225
Actual %, year-on-year	43.00%			37.00%
Breztri | Emerging Markets
Product sales
Product Sales	$ 61			$ 131
Actual %, year-on-year	42.00%			61.00%
CER %, year-on-year	49.00%			69.00%
Breztri | Europe
Product sales
Product Sales	$ 35			$ 65
Actual %, year-on-year	68.00%			80.00%
CER %, year-on-year	69.00%			79.00%
Breztri | Established ROW
Product sales
Product Sales	$ 19			$ 33
Actual %, year-on-year	26.00%			33.00%
CER %, year-on-year	37.00%			44.00%
Saphnelo
Product sales
Product Sales	$ 112			$ 203
Actual %, year-on-year	65.00%			77.00%
CER %, year-on-year	65.00%			77.00%
Saphnelo | US
Product sales
Product Sales	$ 101			$ 184
Actual %, year-on-year	59.00%			71.00%
Saphnelo | Emerging Markets
Product sales
Product Sales	$ 1			$ 2
Actual %, year-on-year	28.00%
Saphnelo | Europe
Product sales
Product Sales	$ 6			10
Saphnelo | Established ROW
Product sales
Product Sales	$ 4			$ 7
Actual %, year-on-year	90.00%			86.00%
CER %, year-on-year	86.00%			91.00%
Tezspire
Product sales
Product Sales	$ 57			$ 100
Tezspire | Emerging Markets
Product sales
Product Sales	3			5
Tezspire | Europe
Product sales
Product Sales	35			61
Tezspire | Established ROW
Product sales
Product Sales	19			34
Pulmicort
Product sales
Product Sales	$ 155			$ 379
Actual %, year-on-year	25.00%			10.00%
CER %, year-on-year	30.00%			14.00%
Pulmicort | US
Product sales
Product Sales	$ 3			$ 8
Actual %, year-on-year	(53.00%)			(53.00%)
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 126			$ 317
Actual %, year-on-year	40.00%			16.00%
CER %, year-on-year	47.00%			22.00%
Pulmicort | Europe
Product sales
Product Sales	$ 17			$ 37
Actual %, year-on-year	6.00%			1.00%
CER %, year-on-year	2.00%			(1.00%)
Pulmicort | Established ROW
Product sales
Product Sales	$ 9			$ 17
Actual %, year-on-year	(18.00%)			(13.00%)
CER %, year-on-year	(13.00%)			(9.00%)
Respiratory, Others
Product sales
Product Sales	$ 79			$ 172
Actual %, year-on-year	(24.00%)			(27.00%)
CER %, year-on-year	(22.00%)			(26.00%)
Respiratory, Others | US
Product sales
Product Sales	$ 25			$ 53
Actual %, year-on-year	(52.00%)			(47.00%)
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 37			$ 86
Actual %, year-on-year	7.00%			(18.00%)
CER %, year-on-year	12.00%			(14.00%)
Respiratory, Others | Europe
Product sales
Product Sales	$ 15			$ 29
Actual %, year-on-year	2.00%			3.00%
CER %, year-on-year	3.00%			2.00%
Respiratory, Others | Established ROW
Product sales
Product Sales	$ 2			$ 4
Actual %, year-on-year	(6.00%)			(12.00%)
CER %, year-on-year	(4.00%)			(10.00%)
BioPharmaceuticals: Total V&I
Product sales
Product Sales	$ 112			$ 324
Actual %, year-on-year	28.00%			(27.00%)
CER %, year-on-year	42.00%			(24.00%)
BioPharmaceuticals: Total V&I | US
Product sales
Product Sales	$ 28			$ 55
BioPharmaceuticals: Total V&I | Emerging Markets
Product sales
Product Sales	$ 41			$ 131
Actual %, year-on-year	(10.00%)			(12.00%)
CER %, year-on-year	4.00%			(7.00%)
BioPharmaceuticals: Total V&I | Europe
Product sales
Product Sales	$ 7			$ 81
Actual %, year-on-year	(55.00%)			(28.00%)
CER %, year-on-year	(53.00%)			(30.00%)
BioPharmaceuticals: Total V&I | Established ROW
Product sales
Product Sales	$ 36			$ 57
Actual %, year-on-year	36.00%			(68.00%)
CER %, year-on-year	55.00%			(65.00%)
Covid-19 mAbs
Product sales
Product Sales	$ 1			$ 3
Actual %, year-on-year				(98.00%)
CER %, year-on-year				(98.00%)
Covid-19 mAbs | Europe
Product sales
Product Sales	$ 1			$ 3
Actual %, year-on-year	(65.00%)			(58.00%)
CER %, year-on-year	(64.00%)			(59.00%)
Covid-19 mAbs | Established ROW
Product sales
Actual %, year-on-year	(99.00%)
CER %, year-on-year	(99.00%)
Beyfortus
Product sales
Product Sales	$ 28			$ 54
Beyfortus | US
Product sales
Product Sales	$ 27			$ 53
Beyfortus | Europe
Product sales
Actual %, year-on-year				(81.00%)
CER %, year-on-year	(91.00%)			(61.00%)
Beyfortus | Established ROW
Product sales
Product Sales	$ 1			$ 1
Synagis
Product sales
Product Sales	$ 81			$ 253
Actual %, year-on-year	(6.00%)			(11.00%)
CER %, year-on-year	8.00%			(6.00%)
Synagis | US
Product sales
Product sales net of reversals	$ (1)			$ (1)
Synagis | Emerging Markets
Product sales
Product Sales	$ 41			$ 131
Actual %, year-on-year	(16.00%)			4.00%
CER %, year-on-year	(2.00%)			10.00%
Synagis | Europe
Product sales
Product Sales	$ 6			$ 67
Actual %, year-on-year	(42.00%)			(27.00%)
CER %, year-on-year	(42.00%)			(29.00%)
Synagis | Established ROW
Product sales
Product Sales	$ 35			$ 56
Actual %, year-on-year	27.00%			(15.00%)
CER %, year-on-year	46.00%			(6.00%)
FluMist
Product sales
Product Sales	$ 2			$ 8
FluMist | US
Product sales
Product Sales	$ 2			3
FluMist | Europe
Product sales
Product Sales				$ 5
Actual %, year-on-year	(26.00%)
CER %, year-on-year	(21.00%)			97.00%
Total rare diseases
Product sales
Product Sales	$ 2,147			$ 4,243
Actual %, year-on-year	10.00%			11.00%
CER %, year-on-year	14.00%			15.00%
Total rare diseases | US
Product sales
Product Sales	$ 1,311			$ 2,517
Actual %, year-on-year	10.00%			10.00%
Total rare diseases | Emerging Markets
Product sales
Product Sales	$ 203			$ 454
Actual %, year-on-year	35.00%			40.00%
CER %, year-on-year	67.00%			70.00%
Total rare diseases | Europe
Product sales
Product Sales	$ 392			$ 794
Actual %, year-on-year	3.00%			3.00%
CER %, year-on-year	3.00%			2.00%
Total rare diseases | Established ROW
Product sales
Product Sales	$ 241			$ 478
Actual %, year-on-year	7.00%			9.00%
CER %, year-on-year	18.00%			20.00%
Soliris
Product sales
Product Sales	$ 700			$ 1,439
Actual %, year-on-year	(14.00%)			(13.00%)
CER %, year-on-year	(8.00%)			(8.00%)
Soliris | US
Product sales
Product Sales	$ 398			$ 808
Actual %, year-on-year	(11.00%)			(9.00%)
Soliris | Emerging Markets
Product sales
Product Sales	$ 129			$ 255
Actual %, year-on-year	30.00%			19.00%
CER %, year-on-year	74.00%			54.00%
Soliris | Europe
Product sales
Product Sales	$ 118			$ 260
Actual %, year-on-year	(36.00%)			(29.00%)
CER %, year-on-year	(36.00%)			(30.00%)
Soliris | Established ROW
Product sales
Product Sales	$ 55			$ 116
Actual %, year-on-year	(36.00%)			(33.00%)
CER %, year-on-year	(33.00%)			(30.00%)
Ultomiris
Product sales
Product Sales	$ 946			$ 1,804
Actual %, year-on-year	33.00%			32.00%
CER %, year-on-year	36.00%			35.00%
Ultomiris | US
Product sales
Product Sales	$ 550			$ 1,032
Actual %, year-on-year	27.00%			27.00%
Ultomiris | Emerging Markets
Product sales
Product Sales	$ 35			$ 66
Ultomiris | Europe
Product sales
Product Sales	$ 209			$ 411
Actual %, year-on-year	38.00%			32.00%
CER %, year-on-year	38.00%			31.00%
Ultomiris | Established ROW
Product sales
Product Sales	$ 152			$ 295
Actual %, year-on-year	38.00%			42.00%
CER %, year-on-year	56.00%			58.00%
Strensiq
Product sales
Product Sales	$ 340			$ 653
Actual %, year-on-year	13.00%			16.00%
CER %, year-on-year	14.00%			18.00%
Strensiq | US
Product sales
Product Sales	$ 283			$ 529
Actual %, year-on-year	14.00%			17.00%
Strensiq | Emerging Markets
Product sales
Product Sales	$ 10			$ 31
Actual %, year-on-year	7.00%			30.00%
CER %, year-on-year	15.00%			47.00%
Strensiq | Europe
Product sales
Product Sales	$ 24			$ 48
Actual %, year-on-year	13.00%			14.00%
CER %, year-on-year	13.00%			12.00%
Strensiq | Established ROW
Product sales
Product Sales	$ 23			$ 45
Actual %, year-on-year	4.00%			4.00%
CER %, year-on-year	17.00%			15.00%
Koselugo
Product sales
Product Sales	$ 114			$ 247
Actual %, year-on-year	43.00%			55.00%
CER %, year-on-year	45.00%			64.00%
Koselugo | US
Product sales
Product Sales	$ 55			$ 101
Actual %, year-on-year	13.00%			13.00%
Koselugo | Emerging Markets
Product sales
Product Sales	$ 24			$ 83
Actual %, year-on-year	73.00%
CER %, year-on-year	80.00%
Koselugo | Europe
Product sales
Product Sales	$ 26			$ 45
Actual %, year-on-year				95.00%
CER %, year-on-year				92.00%
Koselugo | Established ROW
Product sales
Product Sales	$ 9			$ 18
Actual %, year-on-year	63.00%
CER %, year-on-year	85.00%
Kanuma
Product sales
Product Sales	$ 47			$ 100
Actual %, year-on-year	3.00%			17.00%
CER %, year-on-year	8.00%			20.00%
Kanuma | US
Product sales
Product Sales	$ 25			$ 47
Actual %, year-on-year	21.00%			18.00%
Kanuma | Emerging Markets
Product sales
Product Sales	$ 5			$ 19
Actual %, year-on-year	(54.00%)			7.00%
CER %, year-on-year	(49.00%)			20.00%
Kanuma | Europe
Product sales
Product Sales	$ 15			$ 30
Actual %, year-on-year	28.00%			24.00%
CER %, year-on-year	33.00%			25.00%
Kanuma | Established ROW
Product sales
Product Sales	$ 2			$ 4
Actual %, year-on-year	11.00%			11.00%
CER %, year-on-year	41.00%			20.00%
Andexxa
Product sales
Product Sales	$ 59			$ 105
Actual %, year-on-year	29.00%			18.00%
CER %, year-on-year	35.00%			21.00%
Andexxa | US
Product sales
Product Sales	$ 22			$ 42
Actual %, year-on-year	34.00%			14.00%
Andexxa | Emerging Markets
Product sales
Product Sales	$ 1			$ 2
Andexxa | Europe
Product sales
Product Sales	$ 22			$ 40
Actual %, year-on-year	51.00%			38.00%
CER %, year-on-year	51.00%			36.00%
Andexxa | Established ROW
Product sales
Product Sales	$ 14			$ 21
Actual %, year-on-year	(6.00%)			(9.00%)
CER %, year-on-year	8.00%			4.00%
Total Other medicines
Product sales
Product Sales	$ 267			$ 560
Actual %, year-on-year	(11.00%)			(9.00%)
CER %, year-on-year	(5.00%)			(2.00%)
Total Other medicines | US
Product sales
Product Sales	$ 28			$ 52
Actual %, year-on-year	(13.00%)			(24.00%)
Total Other medicines | Emerging Markets
Product sales
Product Sales	$ 179			$ 385
Actual %, year-on-year	(3.00%)			(1.00%)
CER %, year-on-year	5.00%			8.00%
Total Other medicines | Europe
Product sales
Product Sales	$ 24			$ 53
Actual %, year-on-year	(7.00%)			10.00%
CER %, year-on-year	(7.00%)			10.00%
Total Other medicines | Established ROW
Product sales
Product Sales	$ 36			$ 70
Actual %, year-on-year	(38.00%)			(35.00%)
CER %, year-on-year	(32.00%)			(29.00%)
Nexium
Product sales
Product Sales	$ 219			$ 459
Actual %, year-on-year	(12.00%)			(7.00%)
CER %, year-on-year	(5.00%)			1.00%
Nexium | US
Product sales
Product Sales	$ 25			$ 47
Actual %, year-on-year	(17.00%)			(22.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 146			$ 318
Actual %, year-on-year	(2.00%)			4.00%
CER %, year-on-year	7.00%			15.00%
Nexium | Europe
Product sales
Product Sales	$ 13			$ 26
Actual %, year-on-year	(5.00%)			3.00%
CER %, year-on-year	(5.00%)			2.00%
Nexium | Established ROW
Product sales
Product Sales	$ 35			$ 68
Actual %, year-on-year	(37.00%)			(34.00%)
CER %, year-on-year	(32.00%)			(28.00%)
Other, Others
Product sales
Product Sales	$ 48			$ 101
Actual %, year-on-year	(9.00%)			(17.00%)
CER %, year-on-year	(6.00%)			(14.00%)
Other, Others | US
Product sales
Product Sales	$ 3			$ 5
Actual %, year-on-year	39.00%			(40.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 33			$ 67
Actual %, year-on-year	(8.00%)			(22.00%)
CER %, year-on-year	(4.00%)			(18.00%)
Other, Others | Europe
Product sales
Product Sales	$ 11			$ 27
Actual %, year-on-year	(9.00%)			18.00%
CER %, year-on-year	(9.00%)			19.00%
Other, Others | Established ROW
Product sales
Product Sales	$ 1			$ 2
Actual %, year-on-year	(54.00%)			(53.00%)
CER %, year-on-year	(49.00%)			(49.00%)

[1]	The Q2 2024 and Q2 2023 information in respect of the three months ended 30 June 2024 and 30 June 2023 respectively included in the Interim financial statements have not been reviewed by PricewaterhouseCoopers LLP.